Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating losses	$ 10,583	$ 10,490
Property, plant and equipment	21
Property, plant and equipment		(42)
Total deferred tax assets	10,604	10,448
Less: valuation allowance	(6,450)	(8,437)	$ (9,307)	$ (7,058)
Net deferred tax assets	$ 4,154	$ 2,011